Investment in Associates - Schedule of Reconciliation Information to Carrying Amount (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	[1]	Dec. 31, 2021	[1]
Disclosure of detailed information about investment property [line items]
Polestar's percentage ownership interest	100.00%
Inventories	$ (358,392)	$ (186,393)		$ (283,776)
Polestar Technology
Disclosure of detailed information about investment property [line items]
Net liabilities	$ (31,398)
Polestar's percentage ownership interest	49.00%

[1]	Refer to Note 31 - Restatement of prior period financial statements for reconciliations between originally reported and as revised annual amounts.